Share-Based Payments - Schedule of Number and Weighted-Average Exercise Price of Share Options (Details)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, share options	248,096
Expected to be allocated as of estimated allocation date 2021, share options	101,422
Expected to be allocated as of estimated allocation date 2022, share options	102,463
Ending Balance, Share options	451,981
Granted, Weighted-average exercise price | € / shares	€ 28.32
Expected to be allocated as of estimated allocation date 2021, Weighted-average exercise price | € / shares	67.26
Expected to be allocated as of estimated allocation date 2022, Weighted-average exercise price | € / shares	67.27
Ending Balance, Weighted-average exercise price | € / shares	€ 45.89
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance, Share options	655,383	658,109
Granted, share options		14,511
Forfeited, share options	(9,491)	(17,237)
Ending Balance, Share options	645,892	655,383
Beginning Balance, Weighted-average exercise price | € / shares	€ 10.23	€ 10.14
Granted, Weighted-average exercise price | € / shares		15.17
Forfeited, Weighted-average exercise price | € / shares	10.81	10.85
Ending Balance, Weighted-average exercise price | € / shares	€ 10.23	€ 10.23
Beginning Balance, Number of Ordinary Shares underlying options	11,796,894	11,845,962
Granted, Shares underlying options		261,198
Forfeited, Shares underlying options	(170,838)	(310,266)
Ending Balance, Number of Ordinary Shares underlying options	11,626,056	11,796,894